SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Stock Option Transactions and the Number of Stock Options

Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	33,466,112	$1.06
Granted	6,200,000	3.27
Exercised	(1,424,445)	0.79
Forfeited	(383,333)	2.53

Outstanding at December 31, 2017	37,858,334	$1.42
Granted	9,045,482	2.64
Exercised	(10,458,334)	0.49
Forfeited	(208,334)	3.23

Outstanding at December 31, 2018	36,237,148	$1.98

Number of options exercisable	28,373,492	$1.76

Summary of Company's Stock Options Outstanding and Exercisable

As at December 31, 2018, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
33,333	33,333	$2.24	0.07	January 25, 2019
8,333	8,333	$3.39	0.07	January 25, 2019
150,000	150,000	$0.46	0.16	February 28, 2019
50,000	50,000	$0.50	0.16	February 28, 2019
75,000	75,000	$0.64	0.16	February 28, 2019
50,000	50,000	$2.65	0.16	February 28, 2019
25,000	25,000	$2.24	0.16	February 28, 2019
25,000	25,000	$3.39	0.16	February 28, 2019
250,000	250,000	$0.64	0.29	April 15, 2019
800,000	800,000	$2.65	0.29	April 15, 2019
475,000	475,000	$2.24	0.29	April 15, 2019
475,000	475,000	$3.39	0.29	April 15, 2019
2,450,000	2,450,000	$0.40	0.39	May 23, 2019
3,300,000	3,300,000	$0.46	0.98	December 24, 2019
2,850,000	2,850,000	$0.50	1.41	May 27, 2020
3,250,000	3,250,000	$0.64	1.96	December 16, 2020
250,000	250,000	$2.69	2.44	June 8, 2021
4,425,000	4,425,000	$2.65	2.48	June 23, 2021
2,750,000	2,750,000	$2.24	2.96	December 15, 2021
250,000	166,667	$3.11	3.31	April 22, 2022
1,475,000	983,333	$2.93	3.87	November 13, 2022
3,775,000	2,516,667	$3.39	3.96	December 14, 2022
475,000	158,333	$2.39	4.28	April 13, 2023
4,525,000	1,508,333	$2.85	4.44	June 8, 2023
100,000	33,333	$2.66	4.47	June 20, 2023
720,482	240,160	$2.49	4.64	August 21, 2023
3,225,000	1,075,000	$2.41	5.00	December 31, 2023

36,237,148	28,373,492

Summary of Weighted Average Grant Date Fair Values

The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Expected stock price volatility	83.41%	81.72%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	2.08%	1.53%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted	$1.76	$2.13